SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2021
Computer Equipment
Property, Plant and Equipment, Useful Life	5 years
Software
Property, Plant and Equipment, Useful Life	3 years